(WFA Global Long/Short Fund - Institutional Class) | (Wells Fargo Advantage Global Long/Short Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Global Long/Short Fund)	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Global Long/Short Fund)		Institutional Class
Management Fees		1.25%
Distribution (12b-1) Fees		none
Other Expenses	[1]	1.53%
Total Annual Fund Operating Expenses	[2]	2.78%
Fee Waivers		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[2][3]	2.51%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses listed above include 0.88% of dividend and interest expense on short positions and 0.18% of interest expense on borrowings.
[3]	The Adviser has contractually committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Global Long/Short Fund) (USD $)	1 Year	3 Years
Institutional Class	254	809

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not commenced operations as of the date of this Prospectus, no history of the portfolio turnover rate is available.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to achieve positive returns in a range of market environments by investing, under normal circumstances, primarily in long and short positions in equities and equity-related securities of any market capitalization. This includes securities located in no fewer than three countries and may include the U.S. The Fund may also invest in emerging market issuers.

In addition, the Fund may take both long and short positions in shares of other investment companies. The Fund also may take both long and short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions.

Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses bottom-up stock selection, based on in-depth fundamental research, as the cornerstone of its investment process. During each stage of the process, the Fund considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. After performing analyses of a company's financial factors, competitive issues and its people, the Fund will seek to purchase the company's securities when market expectations are below normalized levels, and to short-sell the company's securities when market expectations are above normalized levels.

For long positions, the Fund will generally analyze factors such as valuation, performance, balance sheet structure, cash flow trends, and earnings power to focus on stocks that are potentially mispriced, and will focus on three to five year earnings and cash flow power, inefficient capital structures, hidden assets and companies with low implied expectations.

For short positions, the Fund will seek to identify deteriorating fundamentals in global industries (e.g., inventory and receivables/sales trends anomalies in the Consumer Discretionary and Technology sectors) or potentially negative transformational events such as destructive mergers and acquisitions or increased competition. The Fund will categorize its short theses as structural (six to 18 months) or opportunistic (one to six months) depending on the timing of the impending negative catalyst. The Fund will then analyze and model company fundamentals, with a particular focus on balance sheet and cash flow metrics and companies with high implied expectations. The Fund will highlight short risks relating to potential squeezes, corporate activity and operating leverage.

The Fund conducts ongoing reviews, research, and analysis of its portfolio holdings. The Fund may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if the Fund changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with limited or no operating history. There can be no assurance that the Fund will grow to or maintain a viable size. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

Performance
Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.